LVIP Multi-Manager International Equity Managed Volatility Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.07%
INVESTMENT COMPANIES–95.07%
International Equity Funds–95.07%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Dimensional International Core Equity Fund	10,725,762	$166,260,038
LVIP Franklin Templeton Multi-Factor International Equity Fund	5,325,515	55,145,708
LVIP MFS International Growth Fund	15,375,804	326,843,460
Total Affiliated Investments (Cost $409,066,135)		548,249,206

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–4.51%
INVESTMENT COMPANY–4.51%
Money Market Fund–4.51%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	25,999,207	$25,999,207
Total Unaffiliated Investment (Cost $25,999,207)		25,999,207

TOTAL INVESTMENTS–99.58% (Cost $435,065,342)	574,248,413
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	2,409,905
NET ASSETS APPLICABLE TO 42,460,383 SHARES OUTSTANDING–100.00%	$576,658,318

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
75	CME British Pound Currency Futures	$6,305,156	$6,351,617	12/15/25	$—	$(46,461)
71	CME Euro Foreign Exchange Currency Futures	10,465,400	10,453,406	12/15/25	11,994	—
89	CME Japanese Yen Currency Futures	7,580,575	7,624,097	12/15/25	—	(43,522)
					11,994	(89,983)
Equity Contracts:
6	CME E-mini S&P 500 Index Futures	2,021,625	1,994,208	12/19/25	27,417	—
1	CME E-mini S&P MidCap 400 Index Futures	328,620	328,343	12/19/25	277	—
161	Eurex EURO STOXX 50 Futures	10,473,718	10,175,897	12/19/25	297,821	—
50	FTSE 100 Index Futures	6,326,071	6,269,829	12/19/25	56,242	—
15	ICE U.S. MSCI Emerging Markets Index Futures	1,019,775	1,008,680	12/19/25	11,095	—
25	OSE Nikkei 225 Index Futures	7,605,572	7,309,728	12/11/25	295,844	—
					688,696	—
Total Futures Contracts					$700,690	$(89,983)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP Multi-Manager International Equity Managed Volatility Fund–1

LVIP Multi-Manager International Equity Managed Volatility Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.07%@
International Equity Funds-95.07%@
✧✧LVIP Dimensional International Core Equity Fund	$168,667,857	$1,445,012	$45,173,822	$3,704,093	$37,616,898	$166,260,038	10,725,762	$119,539	$—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	56,119,926	210,827	15,317,157	1,242,456	12,889,656	55,145,708	5,325,515	—	—
✧✧LVIP MFS International Growth Fund	335,835,971	37,115,117	73,165,410	10,493,677	16,564,105	326,843,460	15,375,804	—	—
Total	$560,623,754	$38,770,956	$133,656,389	$15,440,226	$67,070,659	$548,249,206		$119,539	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP Multi-Manager International Equity Managed Volatility Fund–2